Sep. 08, 2016
Dreyfus Balanced Opportunity Fund
Dreyfus Balanced Opportunity Fund
September 8, 2016

DREYFUS MANAGER FUNDS II

Dreyfus Balanced Opportunity Fund

Supplement to Summary and Statutory Prospectus

dated March 31, 2016

The following changes will take effect on September 30, 2016.

The following is added as the last sentence of the second paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the statutory prospectus:

The fund may invest up to 20% of its assets in foreign equity securities.

The following supplements "Principal Risks" in the summary prospectus and "Fund Summary – Principal Risks" in the statutory prospectus and is a principal risk in "Fund Details – Investment Risks" in the statutory prospectus:

•	Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.